Research And Development, Net (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development Expense [Abstract]
Schedule Of Research And Development Expenses, Net

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Total expenses	$599,567	$544,140	$502,654
Less - grants and participation	(82,425)	(77,738)	(78,234)
	$517,142	$466,402	$424,420